Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets:
Cash and cash equivalents	$ 585,980	$ 116,033
Restricted cash	40,188
Accounts receivable	94,622	168,050
Materials and supplies	95,679	98,243
Deferred costs, current	10,454	10,582
Prepaid expenses and other current assets	13,892	14,312
Total current assets	840,815	407,220
Property and equipment, net	4,909,873	5,143,556
Long-term receivable	202,575	202,575
Other assets	44,944	39,369
Total assets	5,998,207	5,792,720
Liabilities and shareholders’ equity:
Accounts payable	17,870	44,167
Accrued expenses	45,881	51,704
Long-term debt, current	496,790	76,793
Accrued interest	14,164	16,442
Deferred revenue, current	45,755	49,227
Total current liabilities	620,460	238,333
Long-term debt, net of current maturities	2,648,659	2,768,877
Deferred revenue	32,233	60,639
Other long-term liabilities	30,655	32,816
Total long-term liabilities	2,711,547	2,862,332
Commitments and contingencies
Shareholders’ equity:
Common shares, $0.01 par value per share, 5,000,000 shares authorized, 22,551 and 23,277 shares issued and 21,184 and 21,121 shares outstanding as of December 31, 2016 and December 31, 2015, respectively	212	218
Additional paid-in capital	2,360,398	2,383,387
Treasury shares, at cost		(30,000)
Accumulated other comprehensive loss	(19,193)	(23,490)
Retained earnings	324,783	361,940
Total shareholders’ equity	2,666,200	2,692,055
Total liabilities and shareholders’ equity	$ 5,998,207	$ 5,792,720